Subsequent Events	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from March 1, 2024 through to the date of this filing Form 10-K and determined that there have been no reportable subsequent events.

NOTE 10. SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than those subsequent events described below and discussed in Notes 2 and 7, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 4, 2024, the Company held an extraordinary general meeting of the shareholders, which was called to approve the proposals relating to the entry into and consummation of the Business Combination Agreement dated as of August 15, 2023 (as amended by that certain Business Combination Agreement Waiver, dated as of December 27, 2023) by and among Pono, Merger Sub and Horizon. At the extraordinary general meeting twelve proposals were considered by the shareholders, including the SPAC Continuance Proposal; the Business Combination Proposal; the Advisory Charter Proposals, which consisted of seven non-binding proposals related to material differences between Pono’s Amended and Restated Articles of Association and the charter of New Horizon (the “Advisory Charter Proposals”); a proposals to approve an equity incentive plan; and a proposal to approve the issuance of New Horizon Class A ordinary shares as Merger Consideration for the purposes of complying with Nasdaq Listing Rule 5635. The Advisory Charter Proposals included changing of the name of Pono from “Pono Capital Three, Inc.” to “New Horizon Aircraft Ltd.,”, removing and changing certain provisions in Pono’s Amended and Restated Articles of Association related to Pono’s status as a special purpose acquisition company, removing Pono’s ability to issue preferred shares consistent with common practices for British Columbia companies, authorizing an unlimited number of Class A ordinary shares without par value and Class B ordinary shares without par value consistent with common practices for British Columbia companies, providing that the quorum required for shareholder meetings is a minimum of 33 1/3% of shares entitled to vote thereon, consistent with common practices for British Columbia companies, providing that shareholders may remove a director by resolution of not less than ¾ of the votes entitled to vote thereon, and providing that shareholder nominations for the board of directors must be given not less than 30 nor more than 65 days prior to the date of the annual meeting of shareholders, consistent with common practices for British Columbia companies. In connection with the Business Combination, $105,150,654 of Class A ordinary shares were redeemed and the full amount of $16,749,346 from the Trust was released to the Company.

Pursuant to the Business Combination Agreement, prior to the closing of the transactions contemplated by the Business Combination Agreement, the Company was continued and de-registered from the Cayman Islands and redomesticated as a British Columbia company (the “SPAC Continuance”), and at the Closing, Merger Sub was amalgamated with Horizon (the resulting company, “Amalco”), with Amalco being the wholly-owned subsidiary of the Company.

On January 10, 2024, pursuant to the Business Combination Agreement, and as described in greater detail in the Company’s definitive proxy statement, which was filed with the U.S. Securities and Exchange Commission on December 22, 2023, as supplemented by a prospectus supplement filed on December 29, 2023, the SPAC Continuance was effected under Cayman Islands law when the Cayman Islands Registrar of Companies issued a Certificate of De-Registration. The Company’s board of directors and shareholders approved the SPAC Continuance on January 4, 2024.

On January 11, 2024, the Company completed the SPAC Continuance and in connection therewith, effected the new articles of Pono (the “post-continuance Pono Articles”) under the laws of British Columbia.

On January 12, 2024, the Company issued a press release announcing that on January 12, 2024, it closed its previously announced business combination. The Company’s Class A ordinary shares and public warrants began trading on The Nasdaq Capital Market under the symbols “HOVR” and “HOVRW,” respectively, on or about January 16, 2024.

On January 16, 2024, the Company issued a press release announcing that on January 16, 2024, it entered into a letter of intent with JetSetGo, a regional air operator servicing multiple mission profiles, pursuant to which JetSetGo agreed to purchase 50 Cavorite X7 Aircraft from the Company at a purchase price up to $5M USD per aircraft for a total aggregate consideration of $250M USD, with an option to purchase an additional 50 aircraft for a total possible consideration of $500M USD.

On January 19, 2024, in connection with the closing of its Business Combination, the Company announced that it has changed its fiscal year end to May 31.

On February 14, 2024, the Company entered into a forward purchase agreement confirmation amendment (the “FPA Amendment”) with (i) Meteora Capital Partners, LP (“MCP”) (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”) and (iii) Meteora Strategic Capital, LLC (“MSC”) (with MCP, MSTO and MSC collectively as “Seller”) for purposes of amending the previously disclosed OTC Equity Prepaid Forward Transaction, dated as of August 15, 2023 (the “Forward Purchase Agreement”). Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to such terms in the Forward Purchase Agreement.

The FPA Amendment amended certain sections of the Forward Purchase Agreement, including the Prepayment Shortfall, Prepayment Shortfall Consideration, Shortfall Sales, and Share Registration sections and added a section relating to Shortfall Warrants (as defined below).

The FPA Amendment amends the Prepayment Shortfall section to provide that an amount in U.S. dollars equal to 5.0% of the product of the Recycled Shares and the Initial Price (the “Prepayment Shortfall”) will be paid by Seller to Company on the Prepayment Date (which amount shall be netted from the Prepayment Amount). Additionally, the Company shall have the option, at its sole discretion, at any time up to forty-five (45) calendar days prior to the Valuation Date, to request up to $5,000,000 of Prepayment Shortfall via twenty (20) distinct written requests to Seller in the amount of $250,000 (each an “Additional Shortfall Request”), provided the Company shall only be able to make an Additional Shortfall Request provided the (i) Seller has recovered 120% of the prior Additional Shortfall Request, if any, via Shortfall Sales as further described in the Section titled “Prepayment Shortfall Consideration” and (ii) the VWAP Price over the ten (10) trading days prior to an Additional Shortfall Request multiplied by the then current Number of Shares (excluding unregistered shares) held by Seller less Shortfall Sale Shares be at least seven (7) times greater than the Additional Shortfall Request ((i) and (ii) collectively as the “Equity Conditions”). Notwithstanding the foregoing, Seller, in its sole discretion, may waive the Equity Conditions for each Additional Shortfall Request, if applicable, in writing to the Company.

The FPA Amendment amends the Prepayment Shortfall Consideration section to provide that at any time, Seller in its sole discretion may sell Recycled Shares at any sales price or exercise Shortfall Warrants (defined below) on a cashless basis and sell the underlying Shortfall Warrant Shares (as defined below) at any sales price, without payment by Seller of any Early Termination Obligation until such time as the proceeds from such sales equal 120% of the Prepayment Shortfall (such sales, “Shortfall Sales,” and such Shares, “Shortfall Sale Shares”). A sale of Shares is only (a) a “Shortfall Sale,” subject to the terms and conditions herein applicable to Shortfall Sale Shares, when a Shortfall Sale Notice is delivered hereunder, and (b) an Optional Early Termination, subject to the terms and conditions herein applicable to Terminated Shares, when an OET Notice is delivered thereunder, in each case the delivery of such notice in the sole discretion of the Seller. For the avoidance of doubt and notwithstanding anything to the contrary herein, Seller shall not be liable for any Settlement Amount payment with respect to the Shortfall Sale Shares.

The FPA Amendment amends the Shortfall Sales section to provide that from time to time and on any date following the Trade Date (any such date, a “Shortfall Sale Date”) and subject to the terms and conditions below, Seller may, in its absolute discretion, at any sales price, sell Shortfall Sale Shares, and in connection with such sales, Seller shall provide written notice to the Company (the “Shortfall Sale Notice”) no later than the later of (a) the fifth Local Business Day following the Shortfall Sales Date and (b) the first Payment Date after the Shortfall Sales Date, specifying the quantity of the Shortfall Sale Shares and the allocation of the Shortfall Sale Proceeds. Seller shall not have any Early Termination Obligation in connection with any Shortfall Sales. Without Seller’s prior written consent, the Company covenants and agrees from the date of the FPA Amendment until the Valuation Date not to issue, sell or offer or agree to sell any Shares, or securities or debt that is convertible, exercisable or exchangeable into Shares, including under any existing or future equity line of credit, until the Shortfall Sales equal the total potential Prepayment Shortfall, including all Additional Shortfall Requests, whether requested by the Company or otherwise.

The FPA Amendment adds a section covering the Shortfall Warrants that provides that Seller in its sole discretion may request (in one or more requests) warrants of the Company exercisable for Shares in an amount equal to the lesser of (a) 10,000,000 and (b) 19.99% of the currently outstanding Class A ordinary shares (the “Shortfall Warrants,” and the Shares underlying the Shortfall Warrants, the “Shortfall Warrant Shares”). The Shortfall Warrants shall (i) have an exercise price equal to the Reset Price (except in the case of Shortfall Sales, under which the exercise price shall be zero) and (ii) expire on the Valuation Date.

The FPA Amendment amends the Share Registration section to provide certain registration rights to holders of Recycled Shares, Share Consideration Shares, Shortfall Warrants, the Shortfall Warrant Shares and any Additional Shares.

Lock-up Agreements

On January 11, 2024, Pono entered into Lock-Up Agreements (the “Lock-up Agreements”) by and among Pono, the Sponsor, and certain shareholders of Horizon (such shareholders, the “Company Holders”), pursuant to which each Company Holder agreed not to, during the Lock-up Period (as defined below), lend, offer, pledge, hypothecate, encumber, donate, assign, sell, contract to sell, sell any option or contract to purchase, purchase an option or contract to sell, grant any option, right or warrant to purchase, or otherwise transfer or dispose of, directly or indirectly, any of the shares issued to such Company Holder in connection with the Business Combination (the “Lock-up Shares”), enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of such shares, or publicly disclose the intention to do any of the foregoing, whether any of these transactions are to be settled by delivery of any such shares or other securities, in cash, or otherwise, subject to limited exceptions. As used herein, “Lock-Up Period” means the period commencing on the date of the Closing and ending on the earlier of: (i) six months after the Closing, (ii) the date on which the closing sale price of New Horizon Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations and the like) for any twenty (20) trading days within any thirty (30) trading day period commencing at least one hundred and fifty (150) days after the Closing, and (iii) the date after the Closing on which New Horizon consummates a liquidation, merger, share exchange or other similar transaction with an unaffiliated third party that results in all of New Horizon’s shareholders having the right to exchange their New Horizon Class A ordinary shares for cash, securities or other property.

In connection with the Closing, Pono, Horizon, and the Sponsor waived lockup restrictions on approximately 1.69 million shares held by a non-affiliate Horizon shareholder.

Non-Competition Agreements

On January 12, 2024, New Horizon, Horizon, and each of E. Brandon Robinson, Jason O’Neill, Brian Robinson, and Stewart Lee entered into non-competition and non-solicitation agreements (the “Non-Competition and Non-Solicitation Agreements”), pursuant to which such persons and their affiliates agreed not to compete with New Horizon during the two-year period following the Closing and, during such two-year restricted period, not to solicit employees or customers or clients of such entities. The Non-Competition and Non-Solicitation Agreements also contain customary non-disparagement and confidentiality provisions.

Registration Rights Agreement

In connection with the Business Combination, on January 12, 2024, Pono, Horizon, the Sponsor, the executive officers and directors of Pono immediately prior to the consummation of the Business Combination (with such executive officers and directors, together with the Sponsor, the “Sponsor Parties”), and a certain existing shareholder of Horizon (such party, together with the Sponsor Parties, the “Investors”) enter into a registration rights agreement (the “Registration Rights Agreement”) to provide for the registration of New Horizon’s Class A ordinary shares issued to them in connection with the Business Combination. The Investors are entitled to (i) make three written demands for registration under the Securities Act of all or part of their shares and (ii) “piggy-back” registration rights with respect to registration statements filed following the consummation of the Business Combination. New Horizon will bear the expenses incurred in connection with the filing of any such registration statements.

On February 14, 2024, the Company filed a Registration Statement on Form S-1 with the SEC.

PIPE

Pursuant to the Subscription Agreement, on January 12, 2024, Pono issued 200,000 Class A ordinary shares to the Subscriber, and received $2,000,000 in net proceeds from such transaction. In addition, in connection with the closing of the PIPE Offering, Horizon caused 754,013 Incentive Shares to be transferred to the Subscriber or its designees. Pursuant to the Subscription Agreement, New Horizon has agreed to provide registration rights to the PIPE shares and the Incentive Shares.